Description of the Plan - Notes Receivable from Participants (Details) - ArcBest 401(k) and DC Retirement Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Description of the Plan
Note receivable, minimum borrowing amount	$ 1,000
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage	50.00%
Loan term	5 years